FINANCIAL INSTRUMENTS - Capital management risk (Details) - Capital management risk R$ in Billions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of objectives, policies and processes for managing capital [line items]
Average maturity	6 years
Minimum
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt/Adjusted EBITDA	1.0
Maximum
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt/Adjusted EBITDA	1.5
Gross debt limit	R$ 12